Revenue (Tables)	6 Months Ended
Jul. 31, 2019
Revenue From Contracts With Customers [Abstract]
Disclosure of detailed information about revenue

	Three months ended July 31, 2019	Three months ended July 31, 2018	Six months ended July 31, 2019	Six months ended July 31, 2018
Analysis of revenue by category	£000s	£000s	£000s	£000s
Licensing agreements	126	37,958	375	41,586
Research collaboration agreement	—	—	—	246
	126	37,958	375	41,832